Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Concentration Risk Percent

For the years ended December 31, 2024 and 2023, the Company’s revenues from two major customers accounted more than 10% of the total revenue were as following:

	Year ended December 31, 2024		As of December 31, 2024		Year ended December 31, 2023		As of December 31, 2023
	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable
Customer A	$-	-%	-	-%	$1,280,555	13%	$-	-%
Customer B	$6,924,461	100%	$8,295,591	100%	$8,593,998	86%	$5,209,169	100%

●	Customer A: eGT New Energy Automotive Co., Ltd. (“eGT”), an unrelated party.
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Customer B: Shanghai Xinsen Import & Export Co., Ltd (“Shanghai Xinsen”), a related party that sells our operating subsidiary’s products to Shanghai Hongyang Sealing Co., Ltd. (“Shanghai Hongyang”) and Wuhu Huichi Auto Parts Co., Ltd. (“Wuhu Huichi”), two unrelated parties of our operating subsidiary and the Company, and certified first-tier suppliers of Auto Manufacturers. Shanghai Xinsen also charges an OEM processing fee to Zhejiang Xiangjin Autoparts Co., Ltd. (“Xiangjin”) for orders that are outsourced to us.

Major vendors

For the years ended December 31, 2024 and 2023, the Company made purchases from the major vendors accounted more than 10% of the total purchases were as following:

	Year ended December 31, 2024		As of December 31, 2024		Year ended December 31, 2023		As of December 31, 2023
	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable
Vendor A	$6,913,738	100%	$5,873,177	82%	$8,552,684	100%	$2,871,033	40%
Vendor B	$-	-%	$1,296,721	18%	$-	-%	$4,364,105	60%

●	Vendor A: Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), a related party.
●	Vendor B: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, purchase amounts and accounts payable balances include retainage payables.